Segment information (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	$ 7,153	$ 3,963	$ 577
All other operating segments	837	720	625
Cost centers	14	(11)	(50)
Corporate costs	(1,173)	(954)	(654)
Timing	(203)	(185)	249
Redundancy charges	(1)	(33)	(664)
Methodology differences:
Inventory/cost of sales	21	(13)	56
Postretirement benefit expense	(670)	(640)	(346)
Financing costs	(408)	(314)	(348)
Equity in profit of unconsolidated affiliated companies	24	24	12
Currency	(315)	6	256
Interest rate swap	(149)	(10)	(1)
Other income/expense methodology differences	(273)	(131)	(157)
Other methodology differences	(9)	2	12
Consolidated profit before taxes	6,725	3,750	569
Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	9,030	5,289	1,579
Machinery and Power Systems
Reconciliation of Consolidated profit (loss) before taxes
All other operating segments	837	720	625
Cost centers	14	(11)	(50)
Corporate costs	(1,173)	(954)	(654)
Timing	(203)	(185)	249
Redundancy charges	(1)	(33)	(654)
Methodology differences:
Inventory/cost of sales	21	(13)	56
Postretirement benefit expense	(670)	(640)	(346)
Financing costs	(408)	(314)	(348)
Equity in profit of unconsolidated affiliated companies	24	24	12
Currency	(315)	6	256
Interest rate swap	(149)	(10)	(1)
Other income/expense methodology differences	(273)	(131)	(157)
Other methodology differences	(42)	(16)	6
Consolidated profit before taxes	6,105	3,303	174
Machinery and Power Systems | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	8,443	4,860	1,180
Financial Products
Reconciliation of Consolidated profit (loss) before taxes
Redundancy charges			(10)
Methodology differences:
Other methodology differences	33	18	6
Consolidated profit before taxes	620	447	395
Financial Products | Reportable segments
Reconciliation of Consolidated profit (loss) before taxes
Total profit from reportable segments	$ 587	$ 429	$ 399